UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Becky L. Park

American Funds U.S. Government Money Market Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® U.S. Government Money Market Fund

Annual report for the year ended September 30, 2023

Seeking to earn
income while
preserving capital and
maintaining liquidity

American Funds U.S. Government Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class F-2 and Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Returns shown at net asset value (NAV) have all distributions reinvested. For current information and month-end results, visit capitalgroup.com and americanfundsretirement.com.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2023:

	1 year	5 years	10 years

Class F-2 shares	4.35%	1.48%	0.88%
Class A shares	4.23	1.45	0.88

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.37% for Class F-2 shares and 0.53% for Class A shares as of the prospectus dated December 1, 2023 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class F-2 shares as of October 31, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.11%. The fund’s annualized seven-day yield for Class A shares as of that date was 4.98%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	Investment portfolio

6	Financial statements

24	Board of trustees and other officers

Fellow investors:

For the fiscal year ended September 30, 2023, American Funds U.S. Government Money Market Fund (Classes F-2 and A) returned 4.35% and 4.23%, respectively, and maintained a net asset value (NAV) of $1.00 per share. The fund’s benchmark, the three-month U.S. Treasury bill, and its peer index, the Lipper U.S. Government Money Market Funds Average*, generated returns of 5.08% and 4.11%, respectively, over the same period.

The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission formula, was 5.04% for Class F-2 shares and 4.92% for Class A shares as of that date.†

Yields for government money market funds have increased in recent months alongside interest rate hikes by the U.S. Federal Open Market Committee (FOMC).

Debt ceilings and shutdowns

Markets remained choppy during the fiscal year, but U.S. equities generally trended upward. A number of broad economic factors, including continued strong employment, shrinking but still-high inflation rates and ongoing interest rate hikes, left many investors feeling a bit of whiplash.

In the final quarter of 2022, many investors felt bullish following an otherwise difficult year, with markets expecting the pace of interest rate hikes to slow and inflation to come down from stubbornly high levels. This optimism was tempered in the first half of 2023, beginning with a debt ceiling crisis in January that remained unresolved until May with the signing of the Fiscal Responsibility Act of 2023.

As we neared the end of the fiscal year, similar political factors continued to weigh on investors as the U.S. government faced a shutdown at the end of September. Averted mere hours before it would have gone into effect on October 1, representatives were able to pass a 45-day continuing resolution meant to keep federal agencies open.

Banking crisis

In March, the U.S. experienced the second-largest bank collapse in its history as ongoing interest rate hikes meant to contain soaring inflation rates increased market dislocations and the availability of cash.

Alongside additional market weaknesses and the collapse of the cryptocurrency-focused Silvergate Bank, Silicon Valley Bank (SVB) announced it needed to raise $2.25 billion to shore up its balance sheet. By the end of the following day, SVB experienced a $42 billion run on deposits. The failure of SVB was quickly followed by the collapses of Signature Bank and First Republic Bank, which were each subsequently acquired.

Your fund’s annualized seven-day SEC yield as of September 30, 2023†
American Funds U.S. Government Money Market Fund (Class F-2 shares)	5.04%
American Funds U.S. Government Money Market Fund (Class A shares)	4.92

*	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website.
†	The annualized seven-day yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.

Past results are not predictive of results in future periods.

American Funds U.S. Government Money Market Fund	1

SEC money market reform

In July, the SEC adopted amendments to Rule 2a-7, which governs money market funds. The changes are designed to address the problems certain money market funds have experienced in times of market stress, as demonstrated at the onset of the COVID-19 pandemic, by enhancing the funds’ resiliency and transparency.

The amendments increased minimum liquidity requirements, eliminated redemption gates, introduced mandatory liquidity fees in certain situations and allowed for money market funds to implement a reverse distribution mechanism in the case of negative interest rates.

The fund’s portfolio

The fund is generally managed quite conservatively, and this period was no different. The fund continued to meet its primary objectives of providing capital preservation and liquidity — important goals for many investors’ portfolios. It not only maintained its $1.00-per-share net asset value, but also was able to provide investors with monthly distributions for the entire period. The fund has been managed to take advantage of the rising rate environment, focusing on shorter maturities to enable a more regular turnover. While government money market funds are held to a maximum 60-day weighted average maturity, as of the end of September, the fund’s weighted average maturity was 27 days.

As of September 30, nearly 100% of the fund’s net assets were in qualifying U.S. government securities, such as those issued by the federal government, its agencies or instrumentalities. U.S. Treasury bills constituted 52.0% of the portfolio. Federal home loan banks were the next-largest allocation at 23.8% of the portfolio, followed by repurchase agreements backed by eligible government securities at 20.9% of the portfolio, U.S. Treasury notes at 4.0%, and other agency or discount notes at 0.7%.

Thank you for making American Funds U.S. Government Money Market Fund part of your investment portfolio. We look forward to reporting to you again in six months.

Cordially,

Steven D. Lotwin

President

November 8, 2023

For current information about the fund, visit capitalgroup.com.

Past results are not predictive of results in future periods.

2	American Funds U.S. Government Money Market Fund

Investment portfolio September 30, 2023

Percent of net assets

Short-term securities:
U.S. Treasury bills	52.03%
Federal agency bills & notes	23.79
Repurchase agreements	20.92
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	3.93
Other assets less liabilities	(.67)
100.00%

Short-term securities 96.74%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 52.03%
U.S. Treasury 10/3/2023	5.005%	USD	873,600	$873,472
U.S. Treasury 10/5/2023	5.176		1,227,800	1,227,258
U.S. Treasury 10/10/2023	5.240		908,900	907,841
U.S. Treasury 10/12/2023	5.157		1,402,400	1,400,348
U.S. Treasury 10/17/2023	4.951		727,350	725,751
U.S. Treasury 10/19/2023	5.187		943,300	940,948
U.S. Treasury 10/24/2023	4.894		1,178,200	1,174,406
U.S. Treasury 10/26/2023	5.148		624,900	622,700
U.S. Treasury 10/31/2023	4.837		1,070,650	1,066,118
U.S. Treasury 11/7/2023	5.020		782,900	778,800
U.S. Treasury 11/9/2023	5.200		344,500	342,577
U.S. Treasury 11/14/2023	5.240		698,500	694,119
U.S. Treasury 11/16/2023	5.200		652,800	648,494
U.S. Treasury 11/21/2023	5.140		1,088,500	1,080,523
U.S. Treasury 11/24/2023	5.151		557,000	552,658
U.S. Treasury 11/30/2023	5.176		450,000	446,062
U.S. Treasury 12/7/2023	5.251		803,000	795,194
U.S. Treasury 12/14/2023	5.307		262,700	259,879
U.S. Treasury 12/19/2023	5.091		250,000	247,135
U.S. Treasury 12/21/2023	5.236		141,350	139,684
U.S. Treasury 12/28/2023	5.218		250,000	246,785
U.S. Treasury 1/23/2024	5.082		250,000	245,832
				15,416,584

Federal agency bills & notes 23.79%
Discount bills & notes 15.24%
Federal Farm Credit Banks 12/14/2023	5.320		30,000	29,678
Federal Home Loan Bank 10/6/2023	5.182		393,800	393,572
Federal Home Loan Bank 10/11/2023	5.183		188,100	187,854
Federal Home Loan Bank 10/13/2023	5.273		18,300	18,271
Federal Home Loan Bank 10/20/2023	5.207		178,250	177,785
Federal Home Loan Bank 10/25/2023	5.205		116,500	116,107
Federal Home Loan Bank 10/27/2023	5.274		12,100	12,056
Federal Home Loan Bank 10/30/2023	5.203		300,000	298,767
Federal Home Loan Bank 11/1/2023	5.280		95,000	94,581
Federal Home Loan Bank 11/8/2023	5.225		566,000	562,925
Federal Home Loan Bank 11/15/2023	5.228		200,000	198,708
Federal Home Loan Bank 11/17/2023	5.251		322,300	320,123
Federal Home Loan Bank 11/22/2023	5.257		290,400	288,226
Federal Home Loan Bank 11/24/2023	5.250		200,000	198,444
Federal Home Loan Bank 11/29/2023	5.272		177,000	175,492
Federal Home Loan Bank 12/1/2023	5.287		88,100	87,324
Federal Home Loan Bank 12/6/2023	5.310		100,000	99,045
Federal Home Loan Bank 12/8/2023	5.261		43,000	42,577
Federal Home Loan Bank 12/13/2023	5.262		75,000	74,206
Federal Home Loan Bank 12/15/2023	5.255		100,000	98,912
Federal Home Loan Bank 12/20/2023	5.282		341,700	337,728

American Funds U.S. Government Money Market Fund	3

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
Federal Home Loan Bank 12/22/2023	5.275%	USD	239,000	$236,151
Federal Home Loan Bank 12/27/2023	5.280		150,000	148,101
Federal Home Loan Bank 1/19/2024	5.330		325,000	319,784
				4,516,417

	Coupon rate
Interest bearing bills & notes 8.55%
Federal Home Loan Bank (USD-SOFR + 0.02%) 10/3/2023[1]	5.330		200,000	199,998
Federal Home Loan Bank (USD-SOFR + 0.02%) 10/3/2023[1]	5.330		100,000	99,999
Federal Home Loan Bank (USD-SOFR + 0.025%) 11/3/2023[1]	5.335		400,000	399,983
Federal Home Loan Bank (USD-SOFR + 0.02%) 11/9/2023[1]	5.330		100,000	100,006
Federal Home Loan Bank (USD-SOFR + 0.035%) 11/16/2023[1]	5.345		50,000	49,993
Federal Home Loan Bank (USD-SOFR + 0.02%) 11/17/2023[1]	5.330		200,000	200,015
Federal Home Loan Bank (USD-SOFR + 0.07%) 11/27/2023[1]	5.380		200,000	199,989
Federal Home Loan Bank (USD-SOFR + 0.06%) 11/28/2023[1]	5.370		100,000	100,001
Federal Home Loan Bank (USD-SOFR + 0.07%) 11/30/2023[1]	5.380		100,000	100,003
Federal Home Loan Bank (USD-SOFR + 0.03%) 1/25/2024[1]	5.340		100,000	100,007
Federal Home Loan Bank (USD-SOFR + 0.035%) 1/26/2024[1]	5.345		200,000	199,998
Federal Home Loan Bank (USD-SOFR + 0.04%) 2/1/2024[1]	5.350		231,500	231,486
Federal Home Loan Bank (USD-SOFR + 0.04%) 2/1/2024[1]	5.350		100,000	99,996
Federal Home Loan Bank (USD-SOFR + 0.04%) 2/16/2024[1]	5.350		100,000	100,041
Federal Home Loan Bank (USD-SOFR + 0.04%) 2/27/2024[1]	5.350		150,000	150,065
Federal Home Loan Bank (USD-SOFR + 0.05%) 3/18/2024[1]	5.360		200,000	199,937
				2,531,517

Total federal agency bills & notes				7,047,934

Repurchase agreements 20.92%
Overnight repurchase agreements*			6,200,000	6,200,000

Total short-term securities (cost: $28,661,295,000)				28,664,518

Bonds, notes & other debt instruments 3.93%
U.S. Treasury bonds & notes 3.93%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.037%) 5.44% 7/31/2024[1]			50,000	50,005
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 5.543% 10/31/2024[1]			462,400	462,822
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.20%) 5.603% 1/31/2025[1]			650,000	650,906

Total bonds, notes & other debt instruments (cost: $1,162,488,000)				1,163,733
Total investment securities 100.67% (cost: $29,823,783,000)				29,828,251
Other assets less liabilities (0.67)%				(198,486)

Net assets 100.00%				$29,629,765

4	American Funds U.S. Government Money Market Fund

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	5.28%	9/29/2023	10/2/2023	U.S. Treasury 0.25%-2.25% 2024-2031	$255,000	$250,000	$250,110
BNP Paribas	5.29	9/29/2023	10/2/2023	U.S. Treasury 0.125%-6.625% 2024-2031	408,000	400,000	400,176
BofA Securities	5.29	9/29/2023	10/2/2023	U.S. Treasury 0.125%-1.625% 2024-2027	408,000	400,000	400,176
Canadian Imperial Bank of Commerce	5.30	9/29/2023	10/2/2023	U.S. Treasury 0.125%-4.125% 2024-2032	612,000	600,000	600,265
JPMorgan Securities	5.30	9/29/2023	10/2/2023	U.S. Treasury 0.75%-4.625% 2025-2026	408,000	400,000	400,177
Mizuho Securities	5.28	9/29/2023	10/2/2023	U.S. Treasury 0.25%-4.625% 2023-2032	459,000	450,000	450,198
New York Federal Reserve	5.30	9/29/2023	10/2/2023	U.S. Treasury 0.625%-2.25% 2029-2041	1,900,839	1,900,000	1,900,839
RBC Dominion Securities	5.30	9/29/2023	10/2/2023	U.S. Treasury 0.125%-6.875% 2024-2032	102,000	100,000	100,044
Royal Bank of Canada	5.30	9/29/2023	10/2/2023	U.S. Treasury 0.375%-4.125% 2025-2029	510,000	500,000	500,221
Societe Generale Bank	5.28	9/29/2023	10/2/2023	U.S. Treasury 4.00%-4.625% 2024-2028	612,000	600,000	600,264
TD Securities	5.30	9/29/2023	10/2/2023	U.S. Treasury 1.125%-4.625% 2026-2028	255,000	250,000	250,111
Wells Fargo Securities	5.29	9/29/2023	10/2/2023	U.S. Treasury 0.125%-3.875% 2024-2033	357,000	350,000	350,154
					$6,286,839	$6,200,000	$6,202,735

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available.

Key to abbreviations

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds U.S. Government Money Market Fund	5

Financial statements

Statement of assets and liabilities
at September 30, 2023	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $23,623,783)		$23,628,251
Repurchase agreements (cost: $6,200,000)		6,200,000
Cash		11,104
Receivables for:
Sales of fund’s shares	$100,540
Interest	29,742	130,282
		29,969,637
Liabilities:
Payables for:
Purchases of investments	248,971
Repurchases of fund’s shares	76,342
Dividends on fund’s shares	1,126
Investment advisory services	6,415
Services provided by related parties	6,205
Trustees’ deferred compensation	332
Other	481	339,872
Net assets at September 30, 2023		$29,629,765

Net assets consist of:
Capital paid in on shares of beneficial interest		$29,624,963
Total distributable earnings		4,802
Net assets at September 30, 2023		$29,629,765

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (29,624,492 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$18,805,235	18,801,891	$1.00
Class C	254,577	254,532	1.00
Class T	10	10	1.00
Class F-1	330,568	330,509	1.00
Class F-2	2,264,280	2,263,876	1.00
Class F-3	225,180	225,140	1.00
Class 529-A	2,608,962	2,608,498	1.00
Class 529-C	50,370	50,361	1.00
Class 529-E	106,826	106,807	1.00
Class 529-T	11	11	1.00
Class 529-F-1	10	10	1.00
Class 529-F-2	349,087	349,025	1.00
Class 529-F-3	10	10	1.00
Class ABLE-A	2,918	2,918	1.00
Class ABLE-F-2	273	273	1.00
Class R-1	50,042	50,033	1.00
Class R-2	831,342	831,193	1.00
Class R-2E	98,096	98,079	1.00
Class R-3	1,065,461	1,065,271	1.00
Class R-4	873,055	872,899	1.00
Class R-5E	220,280	220,241	1.00
Class R-5	222,357	222,317	1.00
Class R-6	1,270,815	1,270,588	1.00

Refer to the notes to financial statements.

6	American Funds U.S. Government Money Market Fund

Financial statements (continued)

Statement of operations
for the year ended September 30, 2023	(dollars in thousands)

Investment income:
Income:
Interest		$1,307,299
Fees and expenses*:
Investment advisory services	$74,855
Distribution services	38,019
Transfer agent services	22,136
Administrative services	8,437
529 and ABLE plan services	1,762
Reports to shareholders	326
Registration statement and prospectus	1,420
Trustees’ compensation	123
Auditing and legal	132
Custodian	82
Other	143
Total fees and expenses before waivers	147,435
Less waivers of fees and expenses:
ABLE plan services fee waivers	2
Total fees and expenses after waivers		147,433
Net investment income		1,159,866

Net realized loss and unrealized appreciation:
Net realized loss on investments		(237)
Net unrealized appreciation on investments		2,543
Net realized loss and unrealized appreciation		2,306

Net increase in net assets resulting from operations		$1,162,172

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
(dollars in thousands)

	Year ended September 30,
	2023	2022
Operations:
Net investment income	$1,159,866	$130,008
Net realized loss	(237)	(108)
Net unrealized appreciation	2,543	1,266
Net increase in net assets resulting from operations	1,162,172	131,166

Distributions paid or accrued to shareholders	(1,159,539)	(129,022)

Net capital share transactions	2,759,328	3,470,989

Total increase in net assets	2,761,961	3,473,133

Net assets:
Beginning of year	26,867,804	23,394,671
End of year	$29,629,765	$26,867,804

Refer to the notes to financial statements.

American Funds U.S. Government Money Market Fund	7

Notes to financial statements

1. Organization

American Funds U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	None	None	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	None	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

8	American Funds U.S. Government Money Market Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. However, certain short-term securities, such as repurchase agreements and daily variable rate notes, are generally valued at par.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of September 30, 2023, all of the fund’s investment securities were classified as Level 2.

American Funds U.S. Government Money Market Fund	9

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and the fund’s ability to preserve the value at $1.00 per share. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or total return or be able to preserve the value at $1.00 per share, and in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

Investing in money market funds — Investors could lose money by investing in the fund. Although the fund seeks to preserve the value at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and should not be expected to provide financial support to the fund at any time, including during periods of market stress.

10	American Funds U.S. Government Money Market Fund

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended September 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended September 30, 2023, the fund reclassified $3,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of September 30, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$2,499
Capital loss carryforward*	(847)
Gross unrealized appreciation on investments	4,590
Gross unrealized depreciation on investments	(122)
Net unrealized appreciation on investments	4,468
Cost of investments	29,823,783

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds U.S. Government Money Market Fund	11

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended September 30
Share class	2023		2022
Class A	$742,698		$85,627
Class C	11,854		1,653
Class T	—	†	—	†
Class F-1	9,862		1,041
Class F-2	84,732		9,112
Class F-3	6,981		564
Class 529-A	102,109		11,674
Class 529-C	1,975		258
Class 529-E	4,119		514
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	13,150		1,351
Class 529-F-3	—	†	—	†
Class ABLE-A	102		9
Class ABLE-F-2	9		1
Class R-1	1,900		212
Class R-2	27,707		1,523
Class R-2E	3,482		251
Class R-3	40,196		3,326
Class R-4	35,310		3,671
Class R-5E	8,740		866
Class R-5	9,706		1,239
Class R-6	54,907		6,130
Total	$1,159,539		$129,022

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the year ended September 30, 2023, the investment advisory services fees were $74,855,000, which were equivalent to an annualized rate of 0.266% of average daily net assets.

12	American Funds U.S. Government Money Market Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (up to 0.15% for Class A, 529-A and ABLE-A shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Classes 529-A and ABLE-A	0.15	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the year ended September 30, 2023, Virginia529 waived 529 and ABLE plan service fees of $2,000 on Class ABLE shares. The waivers are reflected as ABLE plan services fee waivers in the fund’s statement of operations. As a result, the 529 and ABLE plan services fees of $1,762,000 were reduced to $1,760,000, both of which were equivalent to 0.060% of the average daily net assets of each 529 share class.

American Funds U.S. Government Money Market Fund	13

For the year ended September 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 and ABLE plan services
Class A	$19,087	$12,371		$5,344		Not applicable
Class C	601	207		89		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	602	281		74		Not applicable
Class F-2	Not applicable	1,273		592		Not applicable
Class F-3	Not applicable	4		47		Not applicable
Class 529-A	2,661	1,642		744		$1,486
Class 529-C	102	33		15		30
Class 529-E	214	56		31		61
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	94		92		184
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class ABLE-A	2	1		1		1
Class ABLE-F-2	Not applicable	—	*	—	*	—	*
Class R-1	—	33		13		Not applicable
Class R-2	6,459	2,952		258		Not applicable
Class R-2E	590	201		30		Not applicable
Class R-3	5,474	1,633		329		Not applicable
Class R-4	2,227	891		267		Not applicable
Class R-5E	Not applicable	311		63		Not applicable
Class R-5	Not applicable	119		68		Not applicable
Class R-6	Not applicable	34		380		Not applicable
Total class-specific expenses	$38,019	$22,136		$8,437		$1,762

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation of $123,000 in the fund’s statement of operations reflects $101,000 in current fees (either paid in cash or deferred) and a net increase of $22,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended September 30, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

14	American Funds U.S. Government Money Market Fund

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2023

Class A	$13,022,795	13,022,797	$734,492		734,490		$(11,847,231)	(11,847,231)	$1,910,056	1,910,056
Class C	167,566	167,566	11,702		11,702		(255,781)	(255,781)	(76,513)	(76,513)
Class T	—	—	—		—		—	—	—	—
Class F-1	201,239	201,238	9,746		9,746		(135,301)	(135,301)	75,684	75,683
Class F-2	1,889,643	1,889,643	83,584		83,584		(1,550,872)	(1,550,872)	422,355	422,355
Class F-3	419,182	419,182	6,954		6,954		(311,936)	(311,936)	114,200	114,200
Class 529-A	1,264,205	1,264,205	101,592		101,592		(1,112,238)	(1,112,238)	253,559	253,559
Class 529-C	41,962	41,962	1,961		1,960		(45,159)	(45,159)	(1,236)	(1,237)
Class 529-E	47,982	47,982	4,098		4,098		(47,503)	(47,503)	4,577	4,577
Class 529-T	—	—	—	†	1		—	—	— †	1
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	202,550	202,550	13,076		13,076		(145,044)	(145,043)	70,582	70,583
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	2,264	2,264	101		102		(1,245)	(1,245)	1,120	1,121
Class ABLE-F-2	251	251	9		9		(136)	(136)	124	124
Class R-1	23,864	23,864	1,888		1,888		(20,137)	(20,137)	5,615	5,615
Class R-2	468,835	468,835	27,339		27,339		(552,671)	(552,671)	(56,497)	(56,497)
Class R-2E	102,711	102,711	3,462		3,462		(101,206)	(101,205)	4,967	4,968
Class R-3	738,229	738,229	39,629		39,629		(828,997)	(828,998)	(51,139)	(51,140)
Class R-4	437,350	437,350	35,020		35,020		(533,683)	(533,683)	(61,313)	(61,313)
Class R-5E	306,670	306,670	8,606		8,607		(285,263)	(285,263)	30,013	30,014
Class R-5	93,633	93,632	9,626		9,626		(119,555)	(119,555)	(16,296)	(16,297)
Class R-6	1,533,480	1,533,480	54,356		54,356		(1,458,366)	(1,458,366)	129,470	129,470
Total net increase (decrease)	$20,964,411	20,964,411	$1,147,241		1,147,241		$(19,352,324)	(19,352,323)	$2,759,328	2,759,329

Year ended September 30, 2022

Class A	$13,603,883	13,603,883	$84,703		84,703		$(11,035,177)	(11,035,177)	$2,653,409	2,653,409
Class C	345,667	345,667	1,631		1,632		(240,115)	(240,116)	107,183	107,183
Class T	—	—	—		—		—	—	—	—
Class F-1	186,404	186,404	1,026		1,026		(156,929)	(156,928)	30,501	30,502
Class F-2	1,563,634	1,563,634	8,990		8,990		(1,296,520)	(1,296,520)	276,104	276,104
Class F-3	233,261	233,261	560		560		(269,567)	(269,567)	(35,746)	(35,746)
Class 529-A	1,153,553	1,153,553	11,548		11,548		(1,086,264)	(1,086,264)	78,837	78,837
Class 529-C	40,794	40,794	255		254		(46,370)	(46,370)	(5,321)	(5,322)
Class 529-E	44,507	44,507	509		509		(47,279)	(47,279)	(2,263)	(2,263)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	160,581	160,580	1,343		1,343		(125,351)	(125,351)	36,573	36,572
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	1,466	1,466	9		9		(809)	(809)	666	666
Class ABLE-F-2	145	145	1		1		(71)	(72)	75	74
Class R-1	31,319	31,319	209		209		(28,951)	(28,951)	2,577	2,577
Class R-2	598,328	598,328	1,508		1,508		(557,006)	(557,006)	42,830	42,830
Class R-2E	132,853	132,852	245		245		(124,477)	(124,477)	8,621	8,620
Class R-3	925,453	925,453	3,282		3,282		(871,776)	(871,776)	56,959	56,959
Class R-4	683,670	683,671	3,650		3,650		(647,338)	(647,338)	39,982	39,983
Class R-5E	272,942	272,942	852		852		(216,838)	(216,838)	56,956	56,956
Class R-5	192,987	192,987	1,228		1,228		(155,005)	(155,005)	39,210	39,210
Class R-6	1,301,879	1,301,880	6,088		6,088		(1,224,131)	(1,224,131)	83,836	83,837
Total net increase (decrease)	$21,473,326	21,473,326	$127,637		127,637		$(18,129,974)	(18,129,975)	$3,470,989	3,470,988

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds U.S. Government Money Market Fund	15

Financial highlights

Year ended	Net asset value, beginning of year	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class A:
9/30/2023	$1.00	$.04		$(.04)	$1.00	4.23%		$18,805		.48%		.48%		4.17%
9/30/2022	1.00	.01		(.01)	1.00	.52		16,894		.37		.24		.56
9/30/2021	1.00	—	[4]	—	1.00	.00		14,239		.37		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.61		15,623		.38		.28		.51
9/30/2019	1.00	.02		(.02)	1.00	1.96		10,718		.37		.37		1.94
Class C:
9/30/2023	1.00	.04		(.04)	1.00	4.13		255		.58		.58		4.00
9/30/2022	1.00	.01		(.01)	1.00	.52		331		.37		.25		.63
9/30/2021	1.00	—	[4]	—	1.00	.00		224		.37		.07		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.62		319		.38		.27		.42
9/30/2019	1.00	.02		(.02)	1.00	1.93		175		.40		.40		1.92
Class T:
9/30/2023	1.00	.04		(.04)	1.00	4.39	[6]	—	[7]	.32	[6]	.32	[6]	4.31	[6]
9/30/2022	1.00	.01		(.01)	1.00	.51	[6]	—	[7]	.37	[6]	.22	[6]	.53	[6]
9/30/2021	1.00	—	[4]	—	1.00	.00	[6]	—	[7]	.37	[6]	.06	[6]	—	[5,6]
9/30/2020	1.00	.01		(.01)	1.00	.62	[6]	—	[7]	.38	[6]	.29	[6]	.62	[6]
9/30/2019	1.00	.02		(.02)	1.00	1.94	[6]	—	[7]	.39	[6]	.39	[6]	1.92	[6]
Class F-1:
9/30/2023	1.00	.04		(.04)	1.00	4.05		331		.66		.66		3.99
9/30/2022	1.00	—	[4]	— [4]	1.00	.40		255		.65		.37		.44
9/30/2021	1.00	—	[4]	—	1.00	.00		224		.66		.07		—	[5]
9/30/2020	1.00	—	[4]	— [4]	1.00	.46		269		.66		.41		.37
9/30/2019	1.00	.02		(.02)	1.00	1.64		179		.69		.69		1.62
Class F-2:
9/30/2023	1.00	.04		(.04)	1.00	4.35		2,264		.37		.37		4.30
9/30/2022	1.00	.01		(.01)	1.00	.52		1,842		.36		.23		.55
9/30/2021	1.00	—	[4]	—	1.00	.00		1,565		.36		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.62		1,492		.37		.28		.56
9/30/2019	1.00	.02		(.02)	1.00	1.95		1,226		.39		.39		1.93
Class F-3:
9/30/2023	1.00	.04		(.04)	1.00	4.41		225		.31		.31		4.43
9/30/2022	1.00	.01		(.01)	1.00	.55		111		.31		.17		.51
9/30/2021	1.00	—	[4]	—	1.00	.00		147		.31		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.66		98		.31		.24		.59
9/30/2019	1.00	.02		(.02)	1.00	2.01		72		.32		.32		1.94
Class 529-A:
9/30/2023	1.00	.04		(.04)	1.00	4.17		2,609		.54		.54		4.12
9/30/2022	1.00	.01		— [4]	1.00	.49		2,355		.42		.26		.51
9/30/2021	1.00	—	[4]	—	1.00	.00		2,276		.43		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.58		2,456		.44		.31		.50
9/30/2019	1.00	.02		(.02)	1.00	1.87		1,755		.46		.46		1.85

Refer to the end of the table for footnotes.

16	American Funds U.S. Government Money Market Fund

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2023	$1.00	$.04		$(.04)	$1.00	4.07%		$51		.64%		.64%		3.99%
9/30/2022	1.00	.01		— [4]	1.00	.49		52		.42		.25		.50
9/30/2021	1.00	—	[4]	—	1.00	.00		57		.43		.07		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.58		85		.45		.35		.60
9/30/2019	1.00	.02		(.02)	1.00	1.87		171		.46		.46		1.85
Class 529-E:
9/30/2023	1.00	.04		(.04)	1.00	4.08		107		.63		.63		4.01
9/30/2022	1.00	.01		(.01)	1.00	.50		102		.41		.25		.51
9/30/2021	1.00	—	[4]	—	1.00	.00		105		.42		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.59		118		.43		.31		.51
9/30/2019	1.00	.02		(.02)	1.00	1.88		89		.45		.45		1.86
Class 529-T:
9/30/2023	1.00	.04		(.04)	1.00	4.31	[6]	—	[7]	.41	[6]	.41	[6]	4.23	[6]
9/30/2022	1.00	—	[4]	— [4]	1.00	.49	[6]	—	[7]	.45	[6]	.27	[6]	.48	[6]
9/30/2021	1.00	—	[4]	—	1.00	.00	[6]	—	[7]	.45	[6]	.07	[6]	—	[5,6]
9/30/2020	1.00	.01		(.01)	1.00	.57	[6]	—	[7]	.46	[6]	.34	[6]	.57	[6]
9/30/2019	1.00	.02		(.02)	1.00	1.85	[6]	—	[7]	.48	[6]	.48	[6]	1.84	[6]
Class 529-F-1:
9/30/2023	1.00	.04		(.04)	1.00	4.23	[6]	—	[7]	.48	[6]	.48	[6]	4.16	[6]
9/30/2022	1.00	—	[4]	— [4]	1.00	.47	[6]	—	[7]	.48	[6]	.27	[6]	.48	[6]
9/30/2021	1.00	—	[4]	—	1.00	.00	[6]	—	[7]	.40	[6]	.10	[6]	—	[5,6]
9/30/2020	1.00	.01		(.01)	1.00	.58		230		.44		.31		.50
9/30/2019	1.00	.02		(.02)	1.00	1.87		158		.46		.46		1.85
Class 529-F-2:
9/30/2023	1.00	.04		(.04)	1.00	4.32		349		.39		.39		4.28
9/30/2022	1.00	.01		— [4]	1.00	.49		278		.42		.26		.53
9/30/2021[8,9]	1.00	—	[4]	—	1.00	.00	[10]	242		.46	[11]	.06	[11]	—	[5,11]
Class 529-F-3:
9/30/2023	1.00	.04		(.04)	1.00	4.34		—	[7]	.37		.37		4.27
9/30/2022	1.00	.01		(.01)	1.00	.51		—	[7]	.37		.23		.52
9/30/2021[8,9]	1.00	—	[4]	—	1.00	.00	[10]	—	[7]	.44	[11]	.05	[11]	—	[5,11]
Class ABLE-A:
9/30/2023	1.00	.04		(.04)	1.00	4.27		3		.51		.45		4.28
9/30/2022	1.00	.01		(.01)	1.00	.52		2		.41		.24		.63
9/30/2021	1.00	—	[4]	—	1.00	.00		1		.42		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.62		1		.43		.27		.49
9/30/2019	1.00	.02		(.02)	1.00	1.95		—	[7]	.44		.38		1.94

Refer to the end of the table for footnotes.

American Funds U.S. Government Money Market Fund	17

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/reimbursements		Ratio of expenses to average net assets after waivers/reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class ABLE-F-2:
9/30/2023	$1.00	$.04		$(.04)	$1.00	4.37%		$—	[7]	.41%		.35%		4.42%
9/30/2022	1.00	.01		(.01)	1.00	.52		—	[7]	.41		.24		.59
9/30/2021[8,9]	1.00	—	[4]	—	1.00	.00	[10]	—	[7]	.41	[11]	.06	[11]	—	[5,11]
Class R-1:
9/30/2023	1.00	.04		(.04)	1.00	4.34		50		.38		.38		4.28
9/30/2022	1.00	.01		(.01)	1.00	.51		44		.38		.23		.52
9/30/2021	1.00	—	[4]	—	1.00	.00		42		.38		.07		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.60		44		.40		.30		.56
9/30/2019	1.00	.02		(.02)	1.00	1.90		37		.43		.43		1.89
Class R-2:
9/30/2023	1.00	.03		(.03)	1.00	3.28		831		1.40		1.40		3.22
9/30/2022	1.00	—	[4]	— [4]	1.00	.18		888		1.39		.58		.18
9/30/2021	1.00	—	[4]	—	1.00	.00		845		1.40		.07		—	[5]
9/30/2020	1.00	—	[4]	— [4]	1.00	.11		932		1.41		.74		.09
9/30/2019	1.00	.01		(.01)	1.00	.89		735		1.43		1.43		.89
Class R-2E:
9/30/2023	1.00	.04		(.04)	1.00	3.59		98		1.11		1.11		3.55
9/30/2022	1.00	—	[4]	— [4]	1.00	.26		93		1.11		.51		.28
9/30/2021	1.00	—	[4]	—	1.00	.00		85		1.12		.06		—	[5]
9/30/2020	1.00	—	[4]	— [4]	1.00	.25		87		1.12		.58		.19
9/30/2019	1.00	.01		(.01)	1.00	1.19		46		1.15		1.15		1.20
Class R-3:
9/30/2023	1.00	.04		(.04)	1.00	3.74		1,066		.95		.95		3.67
9/30/2022	1.00	—	[4]	— [4]	1.00	.30		1,117		.95		.45		.31
9/30/2021	1.00	—	[4]	—	1.00	.00		1,060		.96		.07		—	[5]
9/30/2020	1.00	—	[4]	— [4]	1.00	.31		1,170		.96		.54		.27
9/30/2019	1.00	.01		(.01)	1.00	1.34		850		.98		.98		1.33
Class R-4:
9/30/2023	1.00	.04		(.04)	1.00	4.05		873		.65		.65		3.97
9/30/2022	1.00	—	[4]	— [4]	1.00	.40		934		.65		.35		.41
9/30/2021	1.00	—	[4]	—	1.00	.00		894		.66		.07		—	[5]
9/30/2020	1.00	—	[4]	— [4]	1.00	.46		946		.66		.42		.41
9/30/2019	1.00	.02		(.02)	1.00	1.65		734		.68		.68		1.64
Class R-5E:
9/30/2023	1.00	.04		(.04)	1.00	4.26		220		.45		.45		4.22
9/30/2022	1.00	.01		— [4]	1.00	.48		190		.45		.28		.55
9/30/2021	1.00	—	[4]	—	1.00	.00		133		.46		.06		—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.57		98		.46		.31		.44
9/30/2019	1.00	.02		(.02)	1.00	1.86		40		.47		.47		1.86

Refer to the end of the table for footnotes.

18	American Funds U.S. Government Money Market Fund

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Net investment income (loss)[1]		Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/reimbursements	Ratio of expenses to average net assets after waivers/reimbursements[3]	Ratio of net income (loss) to average net assets[3]
Class R-5:
9/30/2023	$1.00	$.04		$(.04)	$1.00	4.36%	$222	.36%	.36%	4.27%
9/30/2022	1.00	.01		(.01)	1.00	.52	239	.36	.23	.58
9/30/2021	1.00	—	[4]	—	1.00	.00	199	.36	.07	—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.63	242	.36	.27	.54
9/30/2019	1.00	.02		(.02)	1.00	1.95	182	.38	.38	1.94
Class R-6:
9/30/2023	1.00	.04		(.04)	1.00	4.41	1,271	.31	.31	4.35
9/30/2022	1.00	.01		(.01)	1.00	.55	1,141	.31	.20	.57
9/30/2021	1.00	—	[4]	—	1.00	.00	1,057	.31	.07	—	[5]
9/30/2020	1.00	.01		(.01)	1.00	.66	1,469	.32	.24	.54
9/30/2019	1.00	.02		(.02)	1.00	2.00	904	.33	.33	1.99

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or Virginia 529. During some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for certain share classes due to lower short-term interest rates and reimbursed a portion of transfer agent service fees for certain share classes. In addition, during some of the years shown, Virginia529 waived ABLE plan services fees for existing Class ABLE shares.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Annualized.

Refer to the notes to financial statements.

American Funds U.S. Government Money Market Fund	19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds U.S. Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds U.S. Government Money Market Fund (the “Fund”) as of September 30, 2023, the related statement of operations for the year ended September 30, 2023, the statements of changes in net assets for each of the two years in the period ended September 30, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
November 8, 2023

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

20	American Funds U.S. Government Money Market Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2023, through September 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds U.S. Government Money Market Fund	21

Expense example (continued)

	Beginning account value 4/1/2023	Ending account value 9/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,023.70	$2.49	.49%
Class A – assumed 5% return	1,000.00	1,022.61	2.48	.49
Class C – actual return	1,000.00	1,023.00	3.19	.63
Class C – assumed 5% return	1,000.00	1,021.91	3.19	.63
Class T – actual return	1,000.00	1,024.70	1.52	.30
Class T – assumed 5% return	1,000.00	1,023.56	1.52	.30
Class F-1 – actual return	1,000.00	1,022.83	3.35	.66
Class F-1 – assumed 5% return	1,000.00	1,021.76	3.35	.66
Class F-2 – actual return	1,000.00	1,024.30	1.93	.38
Class F-2 – assumed 5% return	1,000.00	1,023.16	1.93	.38
Class F-3 – actual return	1,000.00	1,024.64	1.57	.31
Class F-3 – assumed 5% return	1,000.00	1,023.51	1.57	.31
Class 529-A – actual return	1,000.00	1,023.41	2.79	.55
Class 529-A – assumed 5% return	1,000.00	1,022.31	2.79	.55
Class 529-C – actual return	1,000.00	1,022.72	3.45	.68
Class 529-C – assumed 5% return	1,000.00	1,021.66	3.45	.68
Class 529-E – actual return	1,000.00	1,022.78	3.40	.67
Class 529-E – assumed 5% return	1,000.00	1,021.71	3.40	.67
Class 529-T – actual return	1,000.00	1,024.25	1.98	.39
Class 529-T – assumed 5% return	1,000.00	1,023.11	1.98	.39
Class 529-F-1 – actual return	1,000.00	1,023.69	2.54	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,022.56	2.54	.50
Class 529-F-2 – actual return	1,000.00	1,024.23	1.98	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,023.11	1.98	.39
Class 529-F-3 – actual return	1,000.00	1,024.28	1.93	.38
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.93	.38
Class ABLE-A – actual return	1,000.00	1,023.86	2.33	.46
Class ABLE-A – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class ABLE-F-2 – actual return	1,000.00	1,024.38	1.83	.36
Class ABLE-F-2 – assumed 5% return	1,000.00	1,023.26	1.83	.36
Class R-1 – actual return	1,000.00	1,024.31	1.88	.37
Class R-1 – assumed 5% return	1,000.00	1,023.21	1.88	.37
Class R-2 – actual return	1,000.00	1,019.09	7.04	1.39
Class R-2 – assumed 5% return	1,000.00	1,018.10	7.03	1.39
Class R-2E – actual return	1,000.00	1,020.60	5.57	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.55	5.57	1.10
Class R-3 – actual return	1,000.00	1,021.36	4.81	.95
Class R-3 – assumed 5% return	1,000.00	1,020.31	4.81	.95
Class R-4 – actual return	1,000.00	1,022.88	3.30	.65
Class R-4 – assumed 5% return	1,000.00	1,021.81	3.29	.65
Class R-5E – actual return	1,000.00	1,023.90	2.28	.45
Class R-5E – assumed 5% return	1,000.00	1,022.81	2.28	.45
Class R-5 – actual return	1,000.00	1,024.39	1.83	.36
Class R-5 – assumed 5% return	1,000.00	1,023.26	1.83	.36
Class R-6 – actual return	1,000.00	1,024.65	1.57	.31
Class R-6 – assumed 5% return	1,000.00	1,023.51	1.57	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

22	American Funds U.S. Government Money Market Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2023:

Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$774,580,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

American Funds U.S. Government Money Market Fund	23

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2010	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2009	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	88	None
Karl J. Zeile, 1966 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	23	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 25 for footnotes.

24	American Funds U.S. Government Money Market Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Steven D. Lotwin, 1969 President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Copany; Director, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2009	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company [6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Karen Hall, 1965 Vice President	2009	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Miguel Tapia, 1977 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2009–2014 2023	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2011	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds U.S. Government Money Market Fund	25

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26	American Funds U.S. Government Money Market Fund

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American Funds U.S. Government Money Market Fund	27

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

28	American Funds U.S. Government Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds U.S. Government Money Market Fund files a complete list of its portfolio holdings with the SEC each month on Form N-MFP. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available on the Capital Group website at capitalgroup.com.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

MMF

Registrant:
a) Audit Fees:
Audit	2022	43,000
	2023	90,000

b) Audit-Related Fees:
	2022	None
	2023	None

c) Tax Fees:
	2022	8,000
	2023	8,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	None
	2023	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2022	None
	2023	None

The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $8,000 for fiscal year 2022 and $8,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: November 30, 2023

By ___/s/ Becky L. Park__________________
Becky L. Park, Treasurer and Principal Financial Officer

Date: November 30, 2023